Capital Commitments (Tables)	3 Months Ended
Mar. 31, 2022
Capital commitments [abstract]
Schedule of capital commitments
The Group has capital expenditure contracted for but not recognised as liabilities as at March 31, 2022. The expenditure is as follows:

March 31, 2022
£’000
Leasehold improvements	35
Assets under construction	78
Plant & equipment	8,227
8,340